UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	"Madison, WI 53718"

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	14-Aug-02

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	1,127,411

List of Other Included Managers:	NONE
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							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	  8,280	  3,600,097	SH		SOLE	NONE	3,299,586	0	    300,511
AMERICAN INTL GROUP INC	COM		026874 10 7	53,208	     964,269	SH		SOLE	NONE	   694,806	0	    269,463
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	53,273	  3,412,746	SH		SOLE	NONE	2,481,357	0	    931,389
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	     943	               13	SH		SOLE	NONE	             13	0	                 0
BEST BUY INC		COM		086516 10 1	77,813	  1,771,700	SH		SOLE	NONE	1,280,438	0	    491,262
CARDINAL HEALTH INC		COM		14149Y 10 8	63,136	     981,898	SH		SOLE	NONE	   724,408	0	    257,490
CONCORD EFS INC		COM		206197 10 5	48,388	  3,287,219	SH		SOLE	NONE	2,351,432	0	    935,787
DELL COMPUTER CORP		COM		247025 10 9	67,819	  2,129,995	SH		SOLE	NONE	1,564,809	0	    565,186
DISNEY WALT CO		COM DISNEY		254687 10 6	58,590	  2,966,607	SH		SOLE	NONE	2,182,425	0	    784,182
FISERV INC		COM		337738 10 8	62,723	  1,758,905	SH		SOLE	NONE	1,274,760	0	    484,145
HOME DEPOT INC		COM		437076 10 2	61,444	  1,855,181	SH		SOLE	NONE	1,306,435	0	    548,746
INTERPUBLIC GROUP COS INC	COM		460690 10 0	36,103	  2,698,248	SH		SOLE	NONE	1,877,103	0	    821,145
INTUIT			COM		461202 10 3	55,354	  1,241,110	SH		SOLE	NONE	   913,802	0	    327,308
JDS UNIPHASE CORP		COM		46612J 10 1	40,478	11,574,939	SH		SOLE	NONE	8,113,387	0	3,461,552
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	60,779	  2,455,736	SH		SOLE	NONE	1,810,611	0	    645,125
PEPSICO INC		COM		713448 10 8	  1,287	        28,924	SH		SOLE	NONE	     11,076	0	      17,848
PFIZER INC		COM		717081 10 3	57,471	  1,682,905	SH		SOLE	NONE	1,235,561	0	    447,344
QUEST DIAGNOSTICS INC	COM		74834L 10 0	61,332	     961,319	SH		SOLE	NONE	   696,225	0	    265,094
ROYAL DUTCH PETE CO		NY REG EUR .56	780257 80 4	     528	       11,315	SH		SOLE	NONE	        3,760	0	        7,555
TARGET CORP		COM		87612E 10 6	70,685	  1,867,985	SH		SOLE	NONE	1,351,694	0	    516,291
WALGREEN CO		COM		931422 10 9	57,149	  1,898,624	SH		SOLE	NONE	1,368,566	0	    530,058
WELLPOINT HEALTH NETWORK NEW	COM		94973H 10 8	67,258	     797,838	SH		SOLE	NONE	   592,490	0	    205,348
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	63,370	     842,128	SH		SOLE	NONE	   609,456	0	    232,672
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